Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Allianz Global Investors Solutions 2055 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2055 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund

The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2055 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[2],[3]
Allianz Global Investors Solutions 2055 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[3]

[1]	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.